Note 8 - Credit Facility (Details) (USD $)	1 Months Ended		0 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended						1 Months Ended		1 Months Ended
	Sep. 30, 2013	Aug. 30, 2013	Feb. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Oct. 21, 2013 Subsequent Event [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Securities Pledged as Collateral [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2013 Finished Goods [Member]	Sep. 30, 2013 Cash [Member]	Sep. 30, 2013 Aggregate Cash, Raw Materials, and Finished Goods [Member]	Sep. 30, 2013 Advances [Member]	Feb. 15, 2011 The 2011 Credit Facility [Member]	Sep. 30, 2013 Maximum [Member]	Aug. 30, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member] Advances [Member]
Note 8 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 500,000		$ 750,000										$ 300,000		$ 750,000
Percentage of Gross Eligible Account Receivables			50.00%												50.00%
Gross Eligible Accounts Receivables			1,500,000												1,500,000
Debt Instrument, Basis Spread on Variable Rate			3.00%
Line of Credit Facility, Amount Outstanding	350,000			0	92,000			350,000
Convertible Notes Payable (in Dollars)		200,000							200,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%												12.00%
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)		$ 0.04
Equity Method Investment, Ownership Percentage																	9.99%
Line of Credit Facility Repayment of Principleand Accrued Interest Total Percent		120.00%
Line of Credit Facility, Initiation Date	Sep. 30, 2013
Line of Credit Facility, Expiration Period	1 year							1 year
Line Of Credit Facility Maximum Borrowing Capacity Percentage		120.00%								80.00%	65.00%	95.00%
Interest Expense (in Dollars)																		500
Preferred Stock, Shares Issued (in Shares)							50		930
Line of Credit Facility, Collateral Fees, Amount (in Dollars)	5,000
Line of Credit Facility Administrative Fee Percentage	0.50%
Line of Credit Facility Administrative Fee Amount (in Dollars)																500
Prepayment Fee Percent	0.50%
Proceeds from Lines of Credit (in Dollars)						$ 100,000